Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (Accumulated Losses)
Beginning balance at Jun. 30, 2020	$ 549,326	$ 1,051,450	$ 85,330	$ (429)	$ (38,267)		$ (548,758)
Loss for the period	(76,751)						(76,751)
Other comprehensive income/(loss)	(1,291)			109	(1,400)
Total comprehensive profit/(loss) for the period	(78,042)			109	(1,400)		(76,751)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	106,261	106,261
Transactions with owners in their capacity as owners	106,261	106,261
Tax credited / (debited) to equity	(24)		(24)
Transfer of exercised options		4,477	(4,477)
Fair value of share-based payments	10,440		10,440
Issuance of warrants	12,969					$ 12,969
Increase (decrease) in equity	23,385	4,477	5,939			12,969
Ending balance at Mar. 31, 2021	600,930	1,162,188	91,269	(320)	(39,667)	12,969	(625,509)
Beginning balance at Dec. 31, 2020	518,731	1,065,539	89,542	(401)	(36,955)		(598,994)
Loss for the period	(26,515)						(26,515)
Other comprehensive income/(loss)	(2,631)			81	(2,712)
Total comprehensive profit/(loss) for the period	(29,146)			81	(2,712)		(26,515)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	96,454	96,454
Transactions with owners in their capacity as owners	96,454	96,454
Tax credited / (debited) to equity	(98)		(98)
Transfer of exercised options		195	(195)
Fair value of share-based payments	2,020		2,020
Issuance of warrants	12,969					12,969
Increase (decrease) in equity	14,891	195	1,727			12,969
Ending balance at Mar. 31, 2021	600,930	1,162,188	91,269	(320)	(39,667)	12,969	(625,509)
Beginning balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	12,969	(647,569)
Loss for the period	(69,892)						(69,892)
Other comprehensive income/(loss)	(564)			(48)	(516)
Total comprehensive profit/(loss) for the period	(70,456)			(48)	(516)		(69,892)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,928	1,928
Transactions with owners in their capacity as owners	1,928	1,928
Tax credited / (debited) to equity	(187)		(187)
Transfer of exercised options		228	(228)
Fair value of share-based payments	4,445		4,445
Increase (decrease) in equity	4,258	228	4,030
Ending balance at Mar. 31, 2022	517,127	1,165,309	96,885	(268)	(40,307)	12,969	(717,461)
Beginning balance at Dec. 31, 2021	535,509	1,163,586	95,041	46	(39,974)	12,969	(696,159)
Loss for the period	(21,302)						(21,302)
Other comprehensive income/(loss)	(647)			(314)	(333)
Total comprehensive profit/(loss) for the period	(21,949)			(314)	(333)		(21,302)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	1,723	1,723
Transactions with owners in their capacity as owners	1,723	1,723
Tax credited / (debited) to equity	(45)		(45)
Fair value of share-based payments	1,889		1,889
Increase (decrease) in equity	1,844		1,844
Ending balance at Mar. 31, 2022	$ 517,127	$ 1,165,309	$ 96,885	$ (268)	$ (40,307)	$ 12,969	$ (717,461)